Basis of Presentation and General Information - Summary of Concentration of Risk (Detail) - Revenue Benchmark [Member] - Revenue from Rights Concentration Risk [Member]	5 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2022	Oct. 18, 2022	Dec. 31, 2024	Dec. 31, 2023
Charterer A [Member]
Concentration Risk [Line Items]
Concentration risk percentage	38.00%	27.00%
Charterer B [Member]
Concentration Risk [Line Items]
Concentration risk percentage	20.00%	14.00%
Charterer C [Member]
Concentration Risk [Line Items]
Concentration risk percentage	12.00%	29.00%
Charterer D [Member]
Concentration Risk [Line Items]
Concentration risk percentage	30.00%	10.00%
Charterer E [Member]
Concentration Risk [Line Items]
Concentration risk percentage				24.00%
Charterer F [Member]
Concentration Risk [Line Items]
Concentration risk percentage			27.00%	22.00%
Charterer G [Member]
Concentration Risk [Line Items]
Concentration risk percentage			10.00%
Charterer H [Member]
Concentration Risk [Line Items]
Concentration risk percentage			14.00%